JPMorgan High Yield Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ICE BOFA US HIGH YIELD CONSTRAINED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.50%	4.52%	6.45%
BLOOMBERG US CORPORATE HIGH YIELD - 2% ISSUER CAPPED INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.62%	4.50%	6.52%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	7.80%	4.12%	5.05%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	7.97%	4.36%	5.29%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	8.24%	4.63%	5.55%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	8.38%	4.77%	5.72%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	8.52%	4.89%	5.82%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.62%	2.22%	3.23%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.98%	2.54%	3.31%